CAPITAL STOCK (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Capital Stock
Balance, Shares	13,349,000	12,084,000
Balance	$ 158,324	$ 130,649
Shares issued in public offering and ATM, shares		1,241,000
Shares issued in public offering and ATM		$ 27,216
Shares issued or accrued for services, shares	4,000	1,000
Shares issued or accrued for services	$ 30	$ 30
Balance, Shares	13,353,000	13,326,000
Balance	$ 158,354	$ 157,895